Significant Accounting Policies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Significant Accounting Policies [Line Items]
Intangible Asset Useful Life Minimum	3 years
Intangible Asset Useful Life Maximum	20 years
Impairment charges	$ 1.2	$ 0.6	$ 0.0
Foreign Currency Transaction Gain (Loss), before Tax	1.1	0.1	0.4
Net transfer (to)/from Parent and affiliates	(62.0)	8.5	(121.1)
Dividend paid to The Timken Company	50.0	0.0	0.0
Business Combination, Consideration Transferred, Other	25.0
Settlement of Assets and Liabilities from Timken	(9.2)
Net transfers (to)/from Timken and affiliates	3.8	8.5	(121.1)
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	0.1	0.1
Research and Development Expense	8.5	9.4	$ 11.2
Finite-Lived Intangible Assets, Net	$ 30.3	28.1
Building [Member]
Schedule of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	30 years
Machinery and Equipment [Member]
Schedule of Significant Accounting Policies [Line Items]
Impairment charges		0.6
Machinery and Equipment [Member] | Minimum [Member]
Schedule of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Machinery and Equipment [Member] | Maximum [Member]
Schedule of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Real Estate [Member]
Schedule of Significant Accounting Policies [Line Items]
Impairment charges	$ 0.3
Computer Software, Intangible Asset [Member]
Schedule of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Assets, Net	$ 21.0	$ 17.8